Drilling units, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2018
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$3,224,351	(1,372,184)	1,852,167
Additions	10,559	-	10,559
Disposal of assets	(2,167)	1,602	(565)
Depreciation	-	(52,367)	(52,367)
Balance June 30, 2018	$3,232,743	(1,422,949)	1,809,794